Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Consultancy fees	$ (496)
Office rent	(3,550)	$ (1,025)	$ 0
Voyage expenses	(3,300)	(3,350)	(1,997)
Management fee expense	(7,604)	(8,436)	(158)
Interest expense	(40,449)	(35,969)	(15,362)
Management fee income	119	251	2,346
Executive directors
Related Party Transaction [Line Items]
Consultancy fees	(496)	(633)	(1,516)
Non-executive directors
Related Party Transaction [Line Items]
Compensation	(148)	(160)	(191)
Combine Marine Ltd.
Related Party Transaction [Line Items]
Office rent	(34)	(35)	(42)
Interchart
Related Party Transaction [Line Items]
Voyage expenses	(3,300)	(3,350)	(1,997)
Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Management fee expense	0	0	(158)
Management fee income	0	0	188
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Management fee expense	0	(451)	(35)
Excel Vessel Bridge Facility
Related Party Transaction [Line Items]
Interest expense	0	(220)	(1,659)
Managed Vessels of Oceanbulk Shipping LLC
Related Party Transaction [Line Items]
Management fee income	0	0	1,390
Product Shipping & Trading S.A.
Related Party Transaction [Line Items]
Management fee income	$ 0	$ 0	$ 62